UBS Global Allocation Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—33.7%
Australia—0.1%
Glencore PLC *	24,265	$183,780

Austria—0.2%
BAWAG Group AG1	972	147,771
Erste Group Bank AG	1,172	126,605
		274,376
Brazil—0.1%
Gerdau SA, ADR	17,814	64,308
MercadoLibre, Inc.*	42	72,619
		136,927
Canada—0.4%
Canadian Pacific Kansas City Ltd.	1,941	152,743
Paramount Resources Ltd., Class A2	3,005	64,178
Restaurant Brands International, Inc.	1,347	99,677
Shopify, Inc., Class A*	885	104,979
Tourmaline Oil Corp.[2]	2,525	120,850
		542,427
France—0.2%
Danone SA	1,717	137,200
LVMH Moet Hennessy Louis Vuitton SE	189	103,317
		240,517
Germany—0.5%
Daimler Truck Holding AG	2,631	129,566
Deutsche Boerse AG	450	131,825
Infineon Technologies AG	3,165	143,584
Knorr-Bremse AG	1,619	184,974
SAP SE	580	98,880
		688,829
Hong Kong—0.1%
AIA Group Ltd.	11,717	130,191

India—0.1%
HDFC Bank Ltd., ADR	3,655	90,936

Ireland—0.1%
AIB Group PLC	17,630	188,202

Japan—0.6%
Chugai Pharmaceutical Co. Ltd.[2]	1,600	88,238
ITOCHU Corp.	11,100	141,197
Keyence Corp.	400	142,363
Mitsubishi UFJ Financial Group, Inc.[2]	5,200	88,056
Nintendo Co. Ltd.	1,200	66,350
OBIC Business Consultants Co. Ltd.	2,000	79,891
Shin-Etsu Chemical Co. Ltd.	3,600	146,588
Sony Group Corp.	7,100	147,983
		900,666
Netherlands—0.3%
ASML Holding NV	176	234,037
Koninklijke Philips NV2	5,817	159,108
NXP Semiconductors NV	69	13,584

UBS Global Allocation Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Netherlands—(continued)
Universal Music Group NV2	4,414	$85,679
		492,408
Portugal—0.1%
Galp Energia SGPS SA	5,016	120,272

Spain—0.1%
Banco Bilbao Vizcaya Argentaria SA	8,435	182,192

Switzerland—0.2%
DSM-Firmenich AG	679	48,565
Sandoz Group AG	1,888	147,926
TE Connectivity PLC	81	16,931
		213,422
United Kingdom—0.4%
Admiral Group PLC	2,311	96,659
AstraZeneca PLC	752	147,046
BAE Systems PLC	3,727	109,270
British American Tobacco PLC	2,901	168,429
Klarna Group PLC*	27	354
Wise PLC, Class A*	7,666	92,315
		614,073
United States—30.2%
3M Co.	118	17,137
A.O. Smith Corp.	19	1,253
Abbott Laboratories	339	34,805
AbbVie, Inc.	347	75,469
Accenture PLC, Class A	167	33,114
Adobe, Inc.*	110	26,739
Advanced Drainage Systems, Inc.	1,638	224,619
Advanced Micro Devices, Inc.*	2,369	481,926
AES Corp.	314	4,424
Aflac, Inc.	134	14,701
Agilent Technologies, Inc.	56	6,383
Air Products & Chemicals, Inc.	130	37,764
Airbnb, Inc., Class A*	103	13,007
Akamai Technologies, Inc.*	42	4,824
Albemarle Corp.	69	12,388
Alcon AG	1,623	122,683
Align Technology, Inc.*	18	3,086
Allegion PLC	25	3,632
Alliant Energy Corp.	116	8,324
Allstate Corp.	74	15,343
Alphabet, Inc., Class A	7,745	2,227,152
Alphabet, Inc., Class C	1,205	345,666
Altria Group, Inc.	78	5,147
Amazon.com, Inc.*	10,140	2,111,858
Amcor PLC	289	11,488
Ameren Corp.	141	15,499
American Electric Power Co., Inc.	263	34,474
American Express Co.	147	44,465

UBS Global Allocation Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
American International Group, Inc.	150	$11,287
American Tower Corp.	55	9,492
American Water Works Co., Inc.	99	13,473
Ameriprise Financial, Inc.	25	11,110
AMETEK, Inc.	51	10,932
Amgen, Inc.	106	37,296
Amphenol Corp., Class A	326	41,190
Analog Devices, Inc.	131	41,676
Aon PLC, Class A	61	19,690
APA Corp.	122	5,178
Apollo Global Management, Inc.	1,725	192,199
Apple, Inc.	11,238	2,852,092
Applied Materials, Inc.	1,172	400,578
AppLovin Corp., Class A*	73	29,054
Aptiv PLC*	4,334	300,953
Arch Capital Group Ltd.*	97	9,311
Archer-Daniels-Midland Co.	27	1,963
ARES Management Corp., Class A	51	5,564
Arista Networks, Inc.*	2,555	313,703
Arthur J Gallagher & Co.	76	16,460
Assurant, Inc.	13	2,832
AT&T, Inc.	1,769	51,283
Atlassian Corp., Class A*	357	24,365
Atmos Energy Corp.	84	15,516
Autodesk, Inc.*	59	14,125
Automatic Data Processing, Inc.	91	18,489
AutoZone, Inc.*	4	13,511
AvalonBay Communities, Inc.	11	1,797
Avery Dennison Corp.	33	5,698
Axon Enterprise, Inc.*	17	7,220
Baker Hughes Co.	244	14,896
Ball Corp.	137	8,098
Bank of America Corp.	1,833	89,359
Bank of New York Mellon Corp.	196	23,251
Baxter International, Inc.	72	1,210
Becton Dickinson & Co.	58	9,119
Berkshire Hathaway, Inc., Class B*	1,309	627,273
Best Buy Co., Inc.	53	3,403
Biogen, Inc.*	30	5,500
Bio-Rad Laboratories, Inc., Class A*	971	270,666
Bio-Techne Corp.	25	1,307
Blackrock, Inc.	313	301,015
Blackstone, Inc.	206	23,688
Block, Inc.*	140	8,425
Boeing Co.*	1,464	291,380
Booking Holdings, Inc.	8	33,683
Boston Scientific Corp.*	3,319	208,267
Bristol-Myers Squibb Co.	8,974	544,273
Broadcom, Inc.	3,604	1,115,474

UBS Global Allocation Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Broadridge Financial Solutions, Inc.	33	$5,362
Brown & Brown, Inc.	77	5,021
Builders FirstSource, Inc.*	32	2,635
Burlington Stores, Inc.*	549	178,634
Cadence Design Systems, Inc.*	75	20,840
Capital One Financial Corp.	2,991	545,648
Cardinal Health, Inc.	46	9,720
Carnival Corp.	278	7,195
Carrier Global Corp.	164	9,235
Carvana Co.*	36	11,318
Caterpillar, Inc.	105	74,388
Cboe Global Markets, Inc.	29	8,151
CBRE Group, Inc., Class A*	31	4,199
CDW Corp.	36	4,357
Celsius Holdings, Inc.*	2,805	99,521
Cencora, Inc.	36	11,309
Centene Corp.*	96	3,143
CenterPoint Energy, Inc.	316	13,639
CF Industries Holdings, Inc.	91	11,815
CH Robinson Worldwide, Inc.	26	4,318
Charles River Laboratories International, Inc.*	13	2,243
Charles Schwab Corp.	456	42,855
Charter Communications, Inc., Class A*	23	4,965
Chevron Corp.	466	96,415
Chipotle Mexican Grill, Inc.*	323	10,339
Chubb Ltd.	100	32,593
Ciena Corp.*	35	13,588
Cigna Group	52	13,871
Cincinnati Financial Corp.	49	7,710
Cintas Corp.	81	13,700
Cisco Systems, Inc.	3,763	291,971
Citigroup, Inc.	484	54,890
Citizens Financial Group, Inc.	124	7,436
CME Group, Inc.	98	28,944
CMS Energy Corp.	143	11,094
Coca-Cola Co.	186	14,145
Cognizant Technology Solutions Corp., Class A	123	7,546
Coherent Corp.*	48	11,434
Coinbase Global, Inc., Class A*	61	10,651
Colgate-Palmolive Co.	45	3,835
Comcast Corp., Class A	892	25,609
Comfort Systems USA, Inc.	7	9,653
ConocoPhillips	307	40,524
Consolidated Edison, Inc.	182	20,599
Constellation Energy Corp.	155	43,284
Cooper Cos., Inc.*	3,430	245,245
Copart, Inc.*	183	6,076

UBS Global Allocation Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Corning, Inc.	216	$29,370
Corpay, Inc.*	22	6,402
Corteva, Inc.	392	32,814
CoStar Group, Inc.*	45	1,815
Costco Wholesale Corp.	20	19,929
Coterra Energy, Inc.	190	6,677
CRH PLC	395	41,522
Crowdstrike Holdings, Inc., Class A*	66	25,767
Crown Castle, Inc.	50	4,066
CSX Corp.	399	16,379
Cummins, Inc.	31	16,679
CVS Health Corp.	250	17,955
Danaher Corp.	124	23,510
Darden Restaurants, Inc.	30	5,881
Datadog, Inc., Class A*	89	10,506
DaVita, Inc.*	11	1,691
Deckers Outdoor Corp.*	41	4,104
Deere & Co.	57	32,108
Dell Technologies, Inc., Class C	82	13,459
Delta Air Lines, Inc.	146	9,706
Devon Energy Corp.	6,081	305,996
Dexcom, Inc.*	2,988	187,646
Diamondback Energy, Inc.	42	8,307
Digital Realty Trust, Inc.	38	6,848
Dollar General Corp.	1,745	207,184
Dollar Tree, Inc.*	12	1,314
Dominion Energy, Inc.	418	25,841
Domino's Pizza, Inc.	8	2,870
DoorDash, Inc., Class A*	1,112	166,967
Dover Corp.	29	6,045
Dow, Inc.	432	17,993
DR Horton, Inc.	67	9,194
DTE Energy Co.	105	15,353
Duke Energy Corp.	387	50,674
DuPont de Nemours, Inc.	251	11,496
Eaton Corp. PLC	926	331,202
eBay, Inc.	122	11,104
EchoStar Corp., Class A*,2	32	3,746
Ecolab, Inc.	145	38,573
Edison International	191	13,977
Edwards Lifesciences Corp.*	112	8,969
Electronic Arts, Inc.	58	11,824
Elevance Health, Inc.	43	12,588
Eli Lilly & Co.	683	628,203
EMCOR Group, Inc.	11	8,121
Emerson Electric Co.	1,308	171,374
Entergy Corp.	219	24,607
EOG Resources, Inc.	133	19,228
EPAM Systems, Inc.*	13	1,760

UBS Global Allocation Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
EQT Corp.	145	$9,228
Equifax, Inc.	29	5,222
Equinix, Inc.	11	10,783
Equity Residential	50	2,958
Erie Indemnity Co., Class A	6	1,508
Essex Property Trust, Inc.	6	1,452
Estee Lauder Cos., Inc., Class A	13	933
Everest Group Ltd.	10	3,269
Evergy, Inc.	108	8,847
Eversource Energy	189	13,094
Exelon Corp.	516	25,294
Expand Energy Corp.	3,166	347,563
Expedia Group, Inc.	31	7,158
Expeditors International of Washington, Inc.	30	4,297
Extra Space Storage, Inc.	22	2,885
Exxon Mobil Corp.	1,033	175,259
F5, Inc.*	14	4,051
FactSet Research Systems, Inc.	10	2,170
Fair Isaac Corp.*	6	6,405
Fastenal Co.	236	10,950
FedEx Corp.	50	17,809
Fidelity National Information Services, Inc.	151	7,083
Fifth Third Bancorp	237	11,011
First Citizens BancShares, Inc., Class A	144	271,391
First Horizon Corp.	12,599	286,753
First Solar, Inc.*	29	5,721
FirstEnergy Corp.	274	13,881
Fiserv, Inc.*	144	8,035
Ford Motor Co.	1,004	11,586
Fortinet, Inc.*	178	14,546
Fortive Corp.	53	2,930
Fox Corp., Class A	49	2,862
Fox Corp., Class B	43	2,283
Franklin Resources, Inc.	50	1,181
Freeport-McMoRan, Inc.	845	49,669
Garmin Ltd.	40	9,280
Gartner, Inc.*	19	3,008
Gates Industrial Corp. PLC*	10,344	233,878
GE HealthCare Technologies, Inc.	88	6,264
GE Vernova, Inc.	61	53,247
Gen Digital, Inc.	166	3,126
Generac Holdings, Inc.*	17	3,321
General Dynamics Corp.	60	20,593
General Electric Co.	237	67,253
General Mills, Inc.	44	1,638
General Motors Co.	233	17,358
Genuine Parts Co.	37	3,913

UBS Global Allocation Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Gilead Sciences, Inc.	243	$33,867
Global Payments, Inc.	64	4,307
Globe Life, Inc.	26	3,618
GoDaddy, Inc., Class A*	39	3,224
Goldman Sachs Group, Inc.	83	70,217
Haleon PLC	18,559	91,848
Halliburton Co.	214	8,344
Hartford Insurance Group, Inc.	71	9,601
Hasbro, Inc.	35	3,276
HCA Healthcare, Inc.	31	14,670
Healthpeak Properties, Inc.	94	1,544
Henry Schein, Inc.*	17	1,253
Hershey Co.	7	1,455
Hewlett Packard Enterprise Co.	363	8,643
Hilton Worldwide Holdings, Inc.	58	17,637
Hologic, Inc.*	41	3,099
Home Depot, Inc.	253	83,209
Honeywell International, Inc.	146	33,000
Host Hotels & Resorts, Inc.	85	1,629
Howmet Aerospace, Inc.	93	21,433
HP, Inc.	268	5,148
Hubbell, Inc.	15	7,361
Humana, Inc.	23	3,988
Huntington Bancshares, Inc.	483	7,559
Huntington Ingalls Industries, Inc.	10	3,799
IDEX Corp.	19	3,601
IDEXX Laboratories, Inc.*	16	8,990
Illinois Tool Works, Inc.	56	14,576
Incyte Corp.*	29	2,729
Ingersoll Rand, Inc.	4,819	386,098
Insulet Corp.*	18	3,777
Intel Corp.*	1,259	55,560
Interactive Brokers Group, Inc., Class A	136	9,122
Intercontinental Exchange, Inc.	161	25,322
International Business Machines Corp.	250	60,597
International Flavors & Fragrances, Inc.	3,948	286,427
International Paper Co.	317	11,317
Intuit, Inc.	75	32,428
Intuitive Surgical, Inc.*	69	31,808
Invesco Ltd.	101	2,453
Invitation Homes, Inc.	79	1,963
IQVIA Holdings, Inc.*	35	5,969
Iron Mountain, Inc.	34	3,473
Jabil, Inc.	29	7,703
Jack Henry & Associates, Inc.	1,156	182,694
Jacobs Solutions, Inc.	34	4,328
JB Hunt Transport Services, Inc.	21	4,450
Johnson & Johnson	472	115,376
Johnson Controls International PLC	2,047	268,055

UBS Global Allocation Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
JPMorgan Chase & Co.	746	$219,443
Kenvue, Inc.	99	1,707
Keurig Dr. Pepper, Inc.	84	2,212
KeyCorp	245	4,912
Keysight Technologies, Inc.*	47	13,271
Kimberly-Clark Corp.	20	1,929
Kimco Realty Corp.	99	2,225
Kinder Morgan, Inc.	463	15,524
KKR & Co., Inc.	196	18,130
KLA Corp.	35	51,534
Kraft Heinz Co.	9,007	202,567
Kroger Co.	33	2,388
L3Harris Technologies, Inc.	41	14,151
Labcorp Holdings, Inc.	16	4,269
Lam Research Corp.	343	73,285
Las Vegas Sands Corp.	69	3,718
Leidos Holdings, Inc.	28	4,355
Lennar Corp., Class A	48	4,168
Lennox International, Inc.	8	3,713
Liberty Media Corp.-Liberty Formula One, Class C*	2,390	203,198
Linde PLC	273	135,342
Live Nation Entertainment, Inc.*	41	6,253
Lockheed Martin Corp.	46	27,802
Loews Corp.	49	5,230
Lowe's Cos., Inc.	142	33,552
Lululemon Athletica, Inc.*	29	4,440
Lumentum Holdings, Inc.*	19	13,352
Lyft, Inc., Class A*	5,077	67,524
LyondellBasell Industries NV, Class A	145	11,681
M&T Bank Corp.	49	10,129
Marathon Petroleum Corp.	69	16,848
Marriott International, Inc., Class A	60	19,624
Marsh & McLennan Cos., Inc.	1,623	281,509
Martin Marietta Materials, Inc.	32	18,838
Marvell Technology, Inc.	2,139	211,868
Masco Corp.	45	2,717
Mastercard, Inc., Class A	1,218	608,586
McDonald's Corp.	182	56,564
McKesson Corp.	24	20,769
Medtronic PLC	248	21,489
Merck & Co., Inc.	488	58,702
Meta Platforms, Inc., Class A	1,854	1,060,729
MetLife, Inc.	148	10,467
Mettler-Toledo International, Inc.*	4	5,045
MGM Resorts International*	62	2,295
Microchip Technology, Inc.	2,327	150,347
Micron Technology, Inc.	998	337,164
Microsoft Corp.	5,577	2,064,438

UBS Global Allocation Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Moderna, Inc.*,2	58	$2,946
Mondelez International, Inc., Class A	79	4,554
Monolithic Power Systems, Inc.	13	14,214
Monster Beverage Corp.*	37	2,681
Moody's Corp.	44	19,195
Morgan Stanley	334	54,966
Mosaic Co.	173	4,412
Motorola Solutions, Inc.	46	19,963
MSCI, Inc.	22	11,858
Nasdaq, Inc.	128	10,866
Nestle SA, Registered Shares	1,304	127,911
NetApp, Inc.	57	5,836
Netflix, Inc.*	5,266	506,326
Newmont Corp.	642	69,496
News Corp., Class A	83	2,069
News Corp., Class B2	46	1,311
NextEra Energy, Inc.	4,362	405,143
NIKE, Inc., Class B	283	14,948
NiSource, Inc.	233	10,872
Nordson Corp.	11	2,927
Norfolk Southern Corp.	51	14,637
Northern Trust Corp.	53	7,397
Northrop Grumman Corp.	394	268,803
Norwegian Cruise Line Holdings Ltd.*	121	2,263
NRG Energy, Inc.	96	14,029
Nucor Corp.	132	22,321
NVIDIA Corp.	21,174	3,692,746
NVR, Inc.*	1	6,590
Occidental Petroleum Corp.	5,367	348,855
Old Dominion Freight Line, Inc.	39	7,621
Omnicom Group, Inc.	87	6,552
ON Semiconductor Corp.*	118	7,307
ONEOK, Inc.	165	14,914
Oracle Corp.	2,663	391,754
O'Reilly Automotive, Inc.*	214	19,754
Otis Worldwide Corp.	90	6,937
Owens Corning	2,366	256,049
PACCAR, Inc.	119	13,744
Packaging Corp. of America	48	10,187
Palantir Technologies, Inc., Class A*	618	90,401
Palo Alto Networks, Inc.*	210	33,667
Paramount Skydance Corp., Class B	95	857
Parker-Hannifin Corp.	29	25,962
Paychex, Inc.	66	6,080
PayPal Holdings, Inc.	256	11,579
Pentair PLC	36	3,136
PepsiCo, Inc.	65	10,094
Pfizer, Inc.	1,134	31,843
PG&E Corp.	1,086	19,081

UBS Global Allocation Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Philip Morris International, Inc.	1,439	$237,924
Phillips 66	91	16,578
Pinnacle West Capital Corp.	63	6,347
PNC Financial Services Group, Inc.	113	23,514
Pool Corp.	8	1,619
PPG Industries, Inc.	125	13,360
PPL Corp.	388	14,822
Principal Financial Group, Inc.	53	4,776
Procter & Gamble Co.	109	15,744
Progressive Corp.	1,592	315,598
Prologis, Inc.	1,828	241,625
Prudential Financial, Inc.	97	9,476
PTC, Inc.*	33	4,702
Public Service Enterprise Group, Inc.	245	19,833
Public Storage	17	4,605
PulteGroup, Inc.	43	5,057
Qnity Electronics, Inc.	44	5,077
QUALCOMM, Inc.	2,123	273,400
Quanta Services, Inc.	36	19,765
Quest Diagnostics, Inc.	22	4,312
Ralph Lauren Corp.	9	3,096
Raymond James Financial, Inc.	51	7,384
Realty Income Corp.	126	7,709
Regal Rexnord Corp.	1,198	224,337
Regency Centers Corp.	19	1,438
Regeneron Pharmaceuticals, Inc.	20	15,453
Regions Financial Corp.	255	6,661
Republic Services, Inc.	47	10,294
ResMed, Inc.	28	6,285
Revvity, Inc.[2]	19	1,665
Robinhood Markets, Inc., Class A*	217	15,038
Rockwell Automation, Inc.	28	10,049
Rollins, Inc.	69	3,685
Roper Technologies, Inc.	718	254,071
Ross Stores, Inc.	79	17,114
Royal Caribbean Cruises Ltd.	65	17,887
RTX Corp.	305	58,834
S&P Global, Inc.	85	36,154
Salesforce, Inc.	1,218	227,364
Sandisk Corp.*	40	25,414
SBA Communications Corp.	8	1,377
Seagate Technology Holdings PLC	58	22,722
Sempra	321	31,192
ServiceNow, Inc.*	285	29,797
Sherwin-Williams Co.	131	41,992
Simon Property Group, Inc.	38	7,088
Skyworks Solutions, Inc.	42	2,249
SLB Ltd.	356	18,295
Smurfit Westrock PLC	297	11,835

UBS Global Allocation Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Snap-on, Inc.	11	$3,995
Snowflake, Inc.*	1,070	161,377
Solventum Corp.*	36	2,351
Southern Co.	547	52,796
Southwest Airlines Co.	123	4,621
Stanley Black & Decker, Inc.	46	3,269
Starbucks Corp.	283	25,354
State Street Corp.	83	10,504
Steel Dynamics, Inc.	77	13,860
STERIS PLC	19	4,201
Stryker Corp.	67	22,016
Super Micro Computer, Inc.*	142	3,233
Synchrony Financial	88	5,986
Synopsys, Inc.*	51	20,220
Sysco Corp.	22	1,569
T. Rowe Price Group, Inc.	61	5,499
Take-Two Interactive Software, Inc.*	49	9,678
Tapestry, Inc.	55	7,761
Targa Resources Corp.	52	13,038
Target Corp.	26	3,151
Teledyne Technologies, Inc.*	10	6,050
Teradyne, Inc.	45	13,341
Tesla, Inc.*	1,285	477,699
Texas Instruments, Inc.	242	46,982
Texas Pacific Land Corp.	13	6,169
Textron, Inc.	41	3,590
Thermo Fisher Scientific, Inc.	74	36,373
TJX Cos., Inc.	274	43,758
TKO Group Holdings, Inc.	20	4,033
T-Mobile U.S., Inc.	1,529	321,136
Tractor Supply Co.	142	6,433
Trade Desk, Inc., Class A*	118	2,677
Trane Technologies PLC	50	20,837
TransDigm Group, Inc.	13	15,066
Travelers Cos., Inc.	59	17,209
Trimble, Inc.*	69	4,501
Truist Financial Corp.	338	15,538
Tyler Technologies, Inc.*	10	3,424
Tyson Foods, Inc., Class A	23	1,474
U.S. Bancorp	420	21,844
Uber Technologies, Inc.*	464	33,376
UDR, Inc.	41	1,385
Ulta Beauty, Inc.*	11	5,750
Union Pacific Corp.	135	32,754
United Airlines Holdings, Inc.*	67	6,169
United Parcel Service, Inc., Class B	167	16,429
United Rentals, Inc.	15	10,928
UnitedHealth Group, Inc.	1,245	336,885
Universal Health Services, Inc., Class B	15	2,685

UBS Global Allocation Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Valero Energy Corp.	71	$17,543
Ventas, Inc.	59	4,825
Veralto Corp.	59	5,217
VeriSign, Inc.	22	5,464
Verisk Analytics, Inc.	33	6,262
Verizon Communications, Inc.	1,094	54,919
Vertex Pharmaceuticals, Inc.*	457	204,069
Vertiv Holdings Co., Class A	85	21,299
Viatris, Inc.	207	2,797
VICI Properties, Inc.	139	3,797
Visa, Inc., Class A	463	139,937
Vistra Corp.	157	23,602
Voya Financial, Inc.	3,473	237,275
Vulcan Materials Co.	868	236,356
W.R. Berkley Corp.	89	5,899
Walmart, Inc.	2,174	270,185
Walt Disney Co.	3,699	356,510
Warner Bros Discovery, Inc.*	635	17,437
Waste Management, Inc.	1,204	276,667
Waters Corp.*	18	5,360
WEC Energy Group, Inc.	158	18,292
Wells Fargo & Co.	3,701	294,637
Welltower, Inc.	1,059	209,375
West Pharmaceutical Services, Inc.	18	4,512
Western Digital Corp.	95	25,697
Westinghouse Air Brake Technologies Corp.	37	9,247
Westlake Corp.[2]	1,797	209,926
Weyerhaeuser Co.	94	2,296
Williams Cos., Inc.	313	22,780
Williams-Sonoma, Inc.	32	5,835
Willis Towers Watson PLC	28	8,140
Workday, Inc., Class A*	60	7,795
WW Grainger, Inc.	11	11,999
Wynn Resorts Ltd.	23	2,336
Xcel Energy, Inc.	288	22,879
Xylem, Inc.	49	5,856
Yum! Brands, Inc.	74	11,506
Zebra Technologies Corp., Class A*	12	2,509
Zimmer Biomet Holdings, Inc.	37	3,346
Zoetis, Inc.	88	10,402
Zscaler, Inc.*	1,010	141,693
		42,389,914
Total common stocks (cost—$43,429,896)		47,389,132

UBS Global Allocation Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Face
	amount[3]	Value
Asset-backed securities—0.5%
Cayman Islands—0.2%
OHA Credit Partners XV Ltd.,
Series 2017-15A, Class D2R,
3 mo. USD Term SOFR + 4.500%,
8.168%, due 04/20/37[1,4]	250,000	$249,430

United States—0.3%
Enterprise Fleet Financing LLC,
Series 2023-2, Class A2,
5.560%, due 04/22/30[1]	47,510	47,692
GM Financial Consumer Automobile Receivables Trust,
Series 2023-1, Class C,
5.320%, due 10/16/28	175,000	176,152
HPEFS Equipment Trust,
Series 2025-1A, Class D,
4.990%, due 03/21/33[1]	100,000	100,230
Santander Drive Auto Receivables Trust,
Series 2025-3, Class C,
4.680%, due 09/15/31	100,000	100,142
		424,216
Total asset-backed securities
(cost—$678,941)		673,646

Corporate bonds—8.7%
United States—8.7%
Air Lease Corp.
5.300%, due 02/01/28	500,000	505,591
Bank of America Corp.
(fixed, converts to FRN on 07/21/31),
2.299%, due 07/21/32[4]	800,000	706,187
Broadcom, Inc.
4.300%, due 11/15/32	600,000	584,248
Capital One Financial Corp.
(fixed, converts to FRN on 02/01/29),
5.700%, due 02/01/30[4]	550,000	564,254
Centene Corp.
2.450%, due 07/15/28	400,000	372,519
Charter Communications Operating LLC/Charter Communications Operating Capital
6.100%, due 06/01/29	250,000	258,963
Cheniere Energy Partners LP
4.500%, due 10/01/29	510,000	507,769
Citigroup, Inc.
(fixed, converts to FRN on 06/11/34),
5.449%, due 06/11/35[4]	725,000	735,082

UBS Global Allocation Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Face amount[3]	Value
Corporate bonds—(continued)
United States—(continued)
Consolidated Edison Co. of New York, Inc.
5.500%, due 03/15/34	225,000	$233,382
Discovery Communications LLC
3.625%, due 05/15/30	700,000	650,808
Discovery Global Holdings, Inc.
4.054%, due 03/15/29	250,000	241,875
Expand Energy Corp.
5.375%, due 02/01/29	500,000	499,556
General Motors Co.
5.400%, due 10/15/29	510,000	521,484
Goldman Sachs Group, Inc.
(fixed, converts to FRN on 04/25/29),
5.727%, due 04/25/30[4]	650,000	670,599
HEICO Corp.
5.350%, due 08/01/33	350,000	356,090
JB Hunt Transport Services, Inc.
4.900%, due 03/15/30	350,000	354,154
JPMorgan Chase & Co.
3.625%, due 12/01/27	260,000	257,086
Micron Technology, Inc.
5.650%, due 11/01/32	200,000	211,126
Morgan Stanley
(fixed, converts to FRN on 07/20/32),
4.889%, due 07/20/33[4]	800,000	794,893
Oracle Corp.
6.250%, due 11/09/32	500,000	513,057
Pacific Gas & Electric Co.
4.550%, due 07/01/30	500,000	493,223
Royal Caribbean Cruises Ltd.
5.625%, due 09/30/31[1]	500,000	504,929
San Diego Gas & Electric Co.
5.400%, due 04/15/35	350,000	355,932
Southern California Edison Co.
5.850%, due 11/01/27	430,000	437,946
T-Mobile USA, Inc.
3.500%, due 04/15/31	340,000	321,565

UBS Global Allocation Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Face
	amount[3]	Value
Corporate bonds—(continued)
United States—(continued)
Wells Fargo & Co.
(fixed, converts to FRN on 07/25/32),
4.897%, due 07/25/33[4]	520,000	$517,341
Total corporate bonds
(cost—$11,965,063)		12,169,659

Mortgage-backed securities—0.6%
United States—0.6%
Bank, Series 2022-BNK39,
Class A4,
2.928%, due 02/15/55[4]	200,000	180,687
Benchmark Mortgage Trust, Series 2021-B29,
Class A5,
2.388%, due 09/15/54	275,000	242,955
CENT, Series 2025-CITY,
Class A,
4.920%, due 07/10/40[1,4]	100,000	100,717
Citigroup Commercial Mortgage Trust, Series
2018-C5, Class A4,
4.228%, due 06/10/51[4]	100,000	99,261
Flagstar Mortgage Trust, Series 2018-5,
Class A2,
4.000%, due 09/25/48[1,4]	25,228	23,722
Hudson Yards Mortgage Trust, Series
2016-10HY, Class A,
2.835%, due 08/10/38[1]	120,000	119,085
MFA Trust
Series 2020-NQM3,
Class A1,
1.014%, due 01/26/65[1,4]	8,801	8,448
Series 2021-NQM1,
Class A1,
1.153%, due 04/25/65[1,4]	14,195	13,352
Wells Fargo Commercial Mortgage Trust, Series
2018-C45, Class AS,
4.405%, due 06/15/51[4]	130,000	127,754
Total mortgage-backed securities
(cost—$908,306)		915,981

UBS Global Allocation Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Face amount[3]	Value
U.S. government agency obligations—6.8%
Federal Home Loan Mortgage Corp.
1.500%, due 10/01/51	267,319	$206,707
2.000%, due 04/01/51	155,757	126,547
2.000%, due 05/01/51	244,852	198,848
2.000%, due 11/01/51	361,204	292,583
2.500%, due 11/01/50	157,227	135,913
3.000%, due 01/01/52	99,098	87,694
3.500%, due 11/01/52	216,415	200,522
4.500%, due 08/01/52	172,103	166,797
4.500%, due 08/01/52	209,520	203,060
Federal National Mortgage Association
2.000%, due 11/01/50	225,787	183,761
2.000%, due 04/01/51	197,269	161,652
2.000%, due 01/01/52	165,460	134,547
2.000%, due 06/01/52	275,808	223,603
2.500%, due 01/01/50	516,868	441,414
2.500%, due 04/01/50	499,514	426,320
2.500%, due 02/01/52	192,844	165,874
3.000%, due 08/01/50	368,875	331,710
3.000%, due 03/01/52	281,735	251,475
3.500%, due 02/01/49	345,769	320,940
4.000%, due 05/01/51	329,357	314,337
4.500%, due 10/01/52	495,157	479,798
5.000%, due 10/01/53	542,739	537,260
5.500%, due 08/01/53	442,155	446,220
6.000%, due 12/01/53	434,535	449,664
Government National Mortgage Association
2.000%, due 01/20/52	398,857	329,115
2.500%, due 08/20/51	438,305	377,007
3.000%, due 10/20/45	54,539	49,498
3.000%, due 12/20/45	62,603	56,817
3.000%, due 04/20/52	179,800	160,526
3.500%, due 01/20/50	164,851	153,849
5.000%, due 11/20/52	202,282	201,709
5.500%, due 09/20/52	157,458	159,803
Government National Mortgage Association, TBA
4.000%	525,000	491,349
4.500%	100,000	96,513
5.000%	75,000	74,229
Uniform Mortgage-Backed Security, TBA
3.000%	125,000	119,364
3.500%	125,000	120,417
4.000%	275,000	259,381
5.000%	200,000	197,176
5.500%	250,000	251,117
Total U.S. government agency obligations (cost—$9,592,114)		9,585,116

UBS Global Allocation Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Number of shares	Value
Exchange traded funds—6.7%
Invesco China Technology ETF	35,709	$1,643,328
iShares J.P. Morgan USD Emerging Markets Bond ETF[2]	59,322	5,572,115
iShares MSCI Global Gold Miners ETF[2]	28,007	2,211,993
Total exchange traded funds (cost—$8,965,500)		9,427,436

Investment companies—22.1%
PACE High Yield Investments[5]	790,666	7,076,461
PACE International Equity Investments[5]	847,981	16,569,555
UBS Emerging Markets Equity Opportunity Fund[5]	681,568	7,381,380
Total investment companies (cost—$27,992,011)		31,027,396

Short-term investments—18.2%
Investment companies—1.1%
State Street Institutional U.S. Government Money Market Fund, 3.602%[6] (cost—$1,586,696)	1,586,696	1,586,696

	Face amount
Short-term U.S. Treasury obligations—17.1%
U.S. Treasury Bills
3.770%, due 04/16/26[6]	$2,200,000	2,196,676
3.625%, due 06/04/26[6]	1,300,000	1,291,844
3.654%, due 04/16/26[6]	100,000	108,493
3.689%, due 04/16/26[6]	2,000,000	1,988,344
3.812%, due 05/21/26[6]	2,100,000	2,089,418

UBS Global Allocation Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Face amount	Value
Short-term investments—(continued)
Short-term U.S. Treasury obligations—(continued)
3.649%, due 05/21/26[6]	$200,000	$207,569
3.666%, due 05/21/26[6]	2,000,000	1,981,491
3.653%, due 06/18/26[6]	2,500,000	2,480,516
3.658%, due 06/18/26[6]	2,000,000	1,984,552
3.631%, due 07/16/26[6]	4,000,000	3,941,580
3.658%, due 07/16/26[6]	500,000	511,610
3.717%, due 08/20/26[6]	700,000	702,005
3.620%, due 08/20/26[6]	2,200,000	2,160,989
3.671%, due 08/20/26[6]	2,400,000	2,363,399
Total short-term U.S. treasury obligations (Cost—$24,008,890)		24,008,486
Total Short-term investments (Cost—$25,595,586)		25,595,182
Investment of cash collateral from securities loaned—4.7%
Money market funds—4.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.763%[6] (cost—$6,580,159)	6,580,159	6,580,159
Total investments—102.0% (cost—$135,707,576)[7]		143,363,707
Liabilities in excess of other assets—(2.0)%		(2,826,840)
Net assets—100.0%		$140,536,867

UBS Global Allocation Fund

Portfolio of investments – March 31, 2026 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Index futures buy contracts:
10	EUR	Euro High Yield Bond Index Futures	June 2026	$712,252	$703,081	$(9,171)
351	EUR	EURO STOXX Banks Index Futures	June 2026	4,954,413	4,739,630	(214,783)
119	USD	MSCI Emerging Markets Index Futures	June 2026	9,077,665	8,654,870	(422,795)
2	USD	MSCI World USD NTR Index Futures	June 2026	285,981	273,480	(12,501)
57	USD	Russell 1000 E-Mini Value Index Futures	June 2026	6,126,871	6,031,455	(95,416)
13	USD	S&P 500 E-Mini Index Futures	June 2026	4,402,477	4,270,987	(131,490)
2	CAD	S&P/TSX 60 Index Futures	June 2026	544,021	548,573	4,552
28	JPY	TSE TOPIX Index Futures	June 2026	6,480,364	6,182,036	(298,328)
Interest rate futures buy contracts:
62	AUD	Australian Bond 10 Year Futures	June 2026	$4,633,260	$4,609,374	$(23,886)
9	JPY	Japan Government Bond 10 Year Futures	June 2026	7,466,189	7,389,748	(76,441)
105	GBP	United Kingdom Long Gilt Bond Futures	June 2026	12,836,105	12,200,883	(635,222)
U.S. Treasury futures buy contracts:
36	USD	U.S. Treasury Note 10 Year Futures	June 2026	$4,077,617	$3,997,688	$(79,929)
Total				$61,597,215	$59,601,805	$(1,995,410)
Index futures sell contracts:
31	AUD	ASX SPI 200 Index Futures	June 2026	$(4,617,737)	$(4,551,998)	$65,739
105	EUR	EURO STOXX 50 Index Futures	June 2026	(6,993,471)	(6,668,967)	324,504
3	GBP	FTSE 100 Index Futures	June 2026	(414,429)	(404,982)	9,447
13	USD	MSCI Europe USD NTR Index Futures	June 2026	(1,632,209)	(1,574,115)	58,094
Interest rate futures sell contracts:
10	EUR	Euro Bund 10 Year Futures	June 2026	$(1,476,126)	$(1,449,321)	$26,805
Total				$(15,133,972)	$(14,649,383)	$484,589
Net unrealized appreciation (depreciation)						$(1,510,821)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	USD	8,710,349	EUR	7,530,400	04/13/26	$(1,830)
BOA	USD	149,110	KRW	219,000,000	04/13/26	(6,084)
CIBC	USD	810,791	EUR	700,000	04/13/26	(1,277)
CIBC	USD	1,015,789	GBP	765,000	04/13/26	(3,255)
GSI	AUD	2,360,000	USD	1,655,061	04/13/26	27,005
GSI	GBP	7,449,100	USD	9,929,799	04/13/26	70,366
HSBC	CNH	11,705,000	USD	1,694,300	04/13/26	(6,522)
HSBC	INR	62,690,000	USD	680,673	04/13/26	20,214
HSBC	KRW	1,519,000,000	USD	1,022,166	04/13/26	30,122
HSBC	TWD	27,200,000	USD	853,424	04/13/26	1,931
MSCI	BRL	4,440,000	USD	842,361	04/13/26	(13,104)
SSB	CHF	220,000	USD	283,446	04/13/26	7,975
SSB	EUR	185,000	USD	214,241	04/13/26	298
SSB	GBP	460,000	USD	615,439	04/13/26	6,595

UBS Global Allocation Fund

Portfolio of investments – March 31, 2026 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SSB	JPY	37,100,000	USD	235,722	04/13/26	$1,737
SSB	JPY	28,200,000	USD	177,789	04/13/26	(65)
SSB	USD	477,648	AUD	675,000	04/13/26	(11,997)
SSB	USD	5,700,251	BRL	30,520,000	04/13/26	180,109
SSB	USD	1,134,950	CAD	1,534,700	04/13/26	(31,134)
SSB	USD	154,907	EUR	135,000	04/13/26	1,214
SSB	USD	193,192	GBP	145,000	04/13/26	(1,274)
SSB	USD	5,502,412	JPY	869,312,400	04/13/26	(19,759)
SSB	USD	280,264	SEK	2,590,000	04/13/26	(6,514)
Net unrealized appreciation (depreciation)						$244,751

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$42,848,631	$4,540,501	$—	$47,389,132
Exchange traded funds	9,427,436	—	—	9,427,436
Investment companies	31,027,396	—	—	31,027,396
Asset-backed securities	—	673,646	—	673,646
Corporate bonds	—	12,169,659	—	12,169,659
Mortgage-backed securities	—	915,981	—	915,981
U.S. government agency obligations	—	9,585,116	—	9,585,116
Short-term investments	1,586,696	—	—	1,586,696
Short-term U.S. Treasury obligations	—	24,008,486	—	24,008,486
Investment of cash collateral from securities loaned	6,580,159	—	—	6,580,159
Futures contracts	421,600	67,541	—	489,141
Forward foreign currency contracts	—	347,566	—	347,566
Total	$91,891,918	$52,308,496	$—	$144,200,414

Liabilities
Futures contracts	$(1,701,634)	$(298,328)	$—	$(1,999,962)
Forward foreign currency contracts	—	(102,815)	—	(102,815)
Total	$(1,701,634)	$(401,143)	$—	$(2,102,777)

For the period ended March 31, 2026, there were no transfers in or out of Level 3.

UBS Global Allocation Fund

Portfolio of investments – March 31, 2026 (unaudited)

Portfolio footnotes

*	Non–income producing security.
1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $1,315,376, represented 0.9% of the Fund’s net assets at period end.
2	Security, or portion thereof, was on loan at the period end.
3	In U.S. dollars unless otherwise indicated.
4	Floating or variable rate securities. The rates disclosed are as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
5	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Fund does not pay advisory fees that are retained by the Advisor in connection with its investment in other investment companies advised by the Advisor, but may pay other expenses associated with such investments (such as sub-advisory fees paid to other parties, if any).

Security description	Value 06/30/25	Purchases during the period ended 03/31/26	Sales during the period ended 03/31/26	Net realized gain (loss) during the period ended 03/31/26	Change in net unrealized appreciation (depreciation) during the period ended 03/31/26	Value 03/31/26	Net income earned from affiliate for the period ended 03/31/26	Shares 03/31/26
UBS Emerging Markets Equity Opportunity Fund	$6,611,428	$1,385,771	$2,250,000	$(6,685)	$1,640,866	$7,381,380	$155,771	681,568
PACE High Yield Investments	7,588,050	333,567	790,000	(22,036)	(33,120)	7,076,461	333,567	790,666
PACE International Equity Investments	17,428,297	1,914,892	2,710,000	538,446	(602,080)	16,569,555	1,914,892	847,981
PACE International Emerging Markets Equity Investments	3,045,881	—	3,167,717	743,009	(621,173)	—	—	—
	$34,673,656	$3,634,230	$8,917,717	$1,252,734	$384,493	$31,027,396	$2,404,230

6	Rate shown reflects yield at March 31, 2026.
7	Includes $6,621,001 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $6,580,159 and non-cash collateral of $163,078.

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—97.5%
Australia—1.3%
Anglogold Ashanti PLC	52,596	$5,249,707

Brazil—9.2%
Banco BTG Pactual SA	810,500	8,807,793
Embraer SA, ADR	115,909	6,878,040
Petroleo Brasileiro SA - Petrobras, ADR	551,990	11,453,793
Vale SA	555,800	8,850,137
		35,989,763
China—28.8%
Alibaba Group Holding Ltd., ADR	1,900	238,374
Alibaba Group Holding Ltd.	910,700	14,274,753
Baidu, Inc., Class A*	390,550	5,459,179
China CITIC Bank Corp. Ltd., Class H	7,587,000	7,684,987
China Mengniu Dairy Co. Ltd.	2,962,000	6,543,954
China Resources Beer Holdings Co. Ltd.	1,403,500	4,644,809
Contemporary Amperex Technology Co. Ltd., Class A	247,493	14,643,185
Fuyao Glass Industry Group Co. Ltd., Class A	723,817	6,037,663
PDD Holdings, Inc., ADR*	29,391	3,003,172
Ping An Insurance Group Co. of China Ltd., Class H1	1,507,000	11,587,642
Sany Heavy Industry Co. Ltd., Class A	3,843,015	10,794,319
Tencent Holdings Ltd.	288,400	18,190,062
Zijin Mining Group Co. Ltd., Class H1	2,241,000	10,081,127
		113,183,226
Hungary—2.4%
OTP Bank Nyrt	86,874	9,315,313

India—9.0%
DLF Ltd.	449,211	2,414,855
Eicher Motors Ltd.	106,186	7,434,981
HDFC Bank Ltd.	938,848	7,354,035
Reliance Industries Ltd.	718,597	10,334,548
State Bank of India	745,512	7,775,066
		35,313,485
Malaysia—1.2%
CIMB Group Holdings Bhd.	2,586,400	4,851,610

Mexico—4.7%
Cemex SAB de CV, ADR	867,631	9,925,699
Grupo Financiero Banorte SAB de CV, Class O1	766,685	8,503,132
		18,428,831

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Poland—2.3%
Powszechna Kasa Oszczednosci Bank Polski SA	388,910	$9,199,276

Russia—0.0%†
Sberbank of Russia PJSC *,2,3	3,568,865	0

Saudi Arabia—1.6%
Saudi National Bank	540,491	6,101,509

Singapore—2.1%
Singapore Telecommunications Ltd.	2,122,700	8,173,290

South Korea—18.2%
Hanwha Aerospace Co. Ltd.	10,972	9,355,897
KB Financial Group, Inc.	77,863	7,643,846
Samsung Electronics Co. Ltd.	293,876	34,372,117
Samsung Fire & Marine Insurance Co. Ltd.	11,560	3,462,583
SK Hynix, Inc.	29,012	16,460,386
		71,294,829
Taiwan—16.7%
Hon Hai Precision Industry Co. Ltd.	1,801,937	11,014,816
MediaTek, Inc.	197,000	9,449,132
Taiwan Semiconductor Manufacturing Co. Ltd.	779,657	45,091,092
		65,555,040
Total common stocks (cost—$316,173,702)		382,655,879

Short-term investments—2.5%
Investment companies—2.5%
State Street Institutional U.S. Government Money Market Fund, 3.602%[4] (cost—$9,847,775)	9,847,775	9,847,775

Investment of cash collateral from securities loaned—0.2%
Money market funds—0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.763%[4] (cost—$640,478)	640,478	640,478
Total investments—100.2% (cost—$326,661,955)[5]		393,144,132
Liabilities in excess of other assets—(0.2)%		(645,830)
Net assets—100.0%		$392,498,302

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments – March 31, 2026 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$57,660,140	$324,995,739	$0	$382,655,879
Short-term investments	9,847,775	—	—	9,847,775
Investment of cash collateral from securities loaned	640,478	—	—	640,478
Total	$68,148,393	$324,995,739	$0	$393,144,132

For the period ended March 31, 2026, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
3	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
4	Rate shown reflects yield at March 31, 2026.
5	Includes $17,045,695 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $640,478 and non-cash collateral of $17,302,223.

UBS Engage For Impact Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—99.1%
Brazil—2.2%
Gerdau SA, ADR	76,680	$276,815
MercadoLibre, Inc.*	152	262,811
		539,626
China—2.5%
China Mengniu Dairy Co. Ltd.	139,000	307,093
Contemporary Amperex Technology Co. Ltd., Class A	4,900	289,914
		597,007
France—2.5%
Danone SA	7,520	600,902

Germany—5.4%
Infineon Technologies AG	16,308	739,830
Knorr-Bremse AG	4,956	566,232
		1,306,062
India—1.9%
HDFC Bank Ltd., ADR	18,950	471,476

Ireland—3.0%
AIB Group PLC	67,224	717,624

Japan—4.1%
Recruit Holdings Co. Ltd.	9,100	396,486
Shimano, Inc.[1]	3,300	344,529
Sony Group Corp.	12,000	250,113
		991,128
Mexico—1.6%
Grupo Financiero Banorte SAB de CV, Class O1	35,749	396,484

Netherlands—3.6%
Aalberts NV1	14,405	501,677
Koninklijke Philips NV1	13,655	373,495
		875,172
Singapore—1.3%
Singapore Telecommunications Ltd.	80,300	309,189

Spain—4.6%
Banco Bilbao Vizcaya Argentaria SA	20,990	453,375
Iberdrola SA	28,522	652,987
		1,106,362
Switzerland—3.3%
DSM-Firmenich AG	5,630	402,680
Sandoz Group AG	5,098	399,433
		802,113
Taiwan—4.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,963	1,001,346

United Kingdom—4.8%
AstraZeneca PLC	4,211	823,419
Wise PLC, Class A*,1	29,144	350,957
		1,174,376

UBS Engage For Impact Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—54.2%
Advanced Drainage Systems, Inc.	4,102	$562,507
AECOM	4,443	376,855
Alcon AG	8,966	677,742
Amazon.com, Inc.*	3,272	681,460
Aptiv PLC*	6,547	454,624
Autodesk, Inc.*	2,694	644,944
Bio-Rad Laboratories, Inc., Class A*	1,191	331,991
Broadcom, Inc.	3,777	1,169,019
Capital One Financial Corp.	2,968	541,452
CF Industries Holdings, Inc.	3,056	396,791
Dexcom, Inc.*	4,653	292,208
Ecolab, Inc.	1,748	465,003
Eli Lilly & Co.	592	544,504
Everpure, Inc., Class A*	6,934	409,383
First Horizon Corp.	23,708	539,594
Ingersoll Rand, Inc.	5,083	407,250
International Flavors & Fragrances, Inc.	5,789	419,992
Linde PLC	1,291	640,026
Micron Technology, Inc.	1,438	485,814
Microsoft Corp.	3,081	1,140,494
Montrose Environmental Group, Inc.*	7,006	153,361
Owens Corning	2,106	227,911
Rivian Automotive, Inc., Class A*,1	8,725	131,311
Roper Technologies, Inc.	1,197	423,571
ServiceNow, Inc.*	4,145	433,360
Sprouts Farmers Market, Inc.*	4,236	326,723
Zoom Communications, Inc.*	3,294	264,805
		13,142,695
Total common stocks (cost—$21,364,492)		24,031,562

Short-term investments—0.6%
Investment companies—0.6%
State Street Institutional U.S. Government Money Market Fund, 3.602%[2] (cost—$151,426)	151,426	151,426

Investment of cash collateral from securities loaned—6.4%
Money market funds—6.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.763%[2] (cost—$1,543,132)	1,543,132	1,543,132
Total investments—106.1% (cost—$23,059,050)[3]		25,726,120
Liabilities in excess of other assets—(6.1)%		(1,479,858)
Net assets—100.0%		$24,246,262

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

UBS Engage For Impact Fund

Portfolio of investments – March 31, 2026 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$14,873,885	$9,157,677	$—	$24,031,562
Short-term investments	151,426	—	—	151,426
Investment of cash collateral from securities loaned	1,543,132	—	—	1,543,132
Total	$16,568,443	$9,157,677	$—	$25,726,120

For the period ended March 31, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
1	Security, or portion thereof, was on loan at the period end.
2	Rate shown reflects yield at March 31, 2026.
3	Includes $1,622,959 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $1,543,132 and non-cash collateral of $130,846.

1

UBS International Sustainable Equity Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—96.4%
Austria—2.9%
BAWAG Group AG1	15,334	$2,331,190
Erste Group Bank AG	14,430	1,558,805
		3,889,995
Brazil—0.9%
MercadoLibre, Inc.*	680	1,175,734

Canada—4.6%
Restaurant Brands International, Inc.[2]	33,099	2,449,293
Shopify, Inc., Class A*	14,137	1,676,931
Tourmaline Oil Corp.[2]	43,165	2,065,937
		6,192,161
Chile—1.2%
Lundin Mining Corp.	66,939	1,669,264

China—1.4%
Ping An Insurance Group Co. of China Ltd., Class H	242,500	1,864,634

France—2.0%
Cie Generale des Etablissements Michelin SCA	32,854	1,125,541
Danone SA	19,957	1,594,707
		2,720,248
Germany—10.0%
BioNTech SE, ADR*	13,846	1,230,633
Daimler Truck Holding AG	52,149	2,568,119
Deutsche Boerse AG	7,866	2,304,308
Deutsche Telekom AG, Registered Shares	37,520	1,400,369
Infineon Technologies AG	45,692	2,072,869
Knorr-Bremse AG	21,789	2,489,432
SAP SE	9,005	1,535,196
		13,600,926
Ireland—2.9%
AIB Group PLC	364,333	3,889,296

Italy—3.1%
Infrastrutture Wireless Italiane SpA[1,2]	185,165	1,477,672
PRADA SpA	152,900	728,821
Prysmian SpA	17,311	2,044,275
		4,250,768
Japan—19.7%
Chugai Pharmaceutical Co. Ltd.[2]	37,100	2,046,007
FANUC Corp.	73,400	2,558,499
Fujitsu Ltd.	52,700	1,077,750
ITOCHU Corp.	258,500	3,288,244
Keyence Corp.	5,300	1,886,308
Mitsubishi UFJ Financial Group, Inc.	221,800	3,755,943
Nintendo Co. Ltd.[2]	20,300	1,158,838
OBIC Business Consultants Co. Ltd.	45,900	1,833,497
Shimano, Inc.[2]	7,900	824,782
Shin-Etsu Chemical Co. Ltd.	70,400	2,866,602
Sony Group Corp.	173,500	3,616,212

UBS International Sustainable Equity Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Japan—(continued)
Toyota Motor Corp.	88,300	$1,835,521
		26,748,203
Luxembourg—1.3%
Eurofins Scientific SE	24,369	1,778,181

Netherlands—6.8%
ASML Holding NV	2,989	3,974,641
ASR Nederland NV	22,074	1,519,724
Koninklijke Philips NV2	79,565	2,176,281
Universal Music Group NV2	83,278	1,616,493
		9,287,139
Norway—4.8%
Equinor ASA	97,955	4,173,311
Norsk Hydro ASA	219,729	2,341,959
		6,515,270
Portugal—1.8%
Galp Energia SGPS SA	101,426	2,431,950

Spain—4.6%
Banco Bilbao Vizcaya Argentaria SA	188,746	4,076,830
Iberdrola SA	95,686	2,190,650
		6,267,480
Sweden—1.0%
Assa Abloy AB, Class B	35,805	1,294,274

Switzerland—3.7%
Cie Financiere Richemont SA, Class A, Registered Shares	6,416	1,132,848
DSM-Firmenich AG	25,195	1,802,048
Sandoz Group AG	26,405	2,068,855
		5,003,751
United Kingdom—12.6%
Admiral Group PLC	43,683	1,827,074
AstraZeneca PLC	21,091	4,124,133
Drax Group PLC	131,907	1,558,846
Legal & General Group PLC	840,171	2,761,081
NatWest Group PLC	200,102	1,482,344
St. James's Place PLC	63,201	997,225
Unilever PLC	45,610	2,575,122
Wise PLC, Class A*,2	144,170	1,736,122
		17,061,947
United States—11.1%
Alcon AG	33,210	2,510,351
Aon PLC, Class A	2,761	891,196
Aptiv PLC*	15,233	1,057,780
Atlassian Corp., Class A*	12,431	848,416
Nestle SA, Registered Shares	31,189	3,059,360
Schneider Electric SE	9,434	2,569,648
Sunbelt Rentals Holdings, Inc.	40,410	2,577,808

UBS International Sustainable Equity Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Waste Connections, Inc.	9,378	$1,523,697
		15,038,256
Total common stocks (cost—$108,106,664)		130,679,477

Preferred stocks—1.0%
Brazil—1.0%
Gerdau SA (cost $1,423,627)	375,100	1,375,889

Short-term investments—1.0%
Investment companies—1.0%
State Street Institutional U.S. Government Money Market Fund, 3.602%[3] (cost—$1,348,026)	1,348,026	1,348,026

Investment of cash collateral from securities loaned—5.1%
Money market funds—5.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.763%[3] (cost—$6,941,004)	6,941,004	6,941,004
Total investments—103.5% (cost—$117,819,321)[4]		140,344,396
Liabilities in excess of other assets—(3.5)%		(4,806,773)
Net assets—100.0%		$135,537,623

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

UBS International Sustainable Equity Fund

Portfolio of investments – March 31, 2026 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$14,588,881	$116,090,596	$—	$130,679,477
Preferred stocks	1,375,889	—	—	1,375,889
Short-term investments	1,348,026	—	—	1,348,026
Investment of cash collateral from securities loaned	6,941,004	—	—	6,941,004
Total	$24,253,800	$116,090,596	$—	$140,344,396

For the period ended March 31, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $3,808,862, represented 2.8% of the Fund’s net assets at period end.
2	Security, or portion thereof, was on loan at the period end.
3	Rate shown reflects yield at March 31, 2026.
4	Includes $8,463,420 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $6,941,004 and non-cash collateral of $1,989,107.

UBS US Dividend Ruler Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—99.0%
Aerospace & defense—3.8%
RTX Corp.	44,074	$8,501,875

Banks—5.0%
JPMorgan Chase & Co.	29,823	8,772,734
PNC Financial Services Group, Inc.	11,526	2,398,445
		11,171,179
Beverages—2.7%
Coca-Cola Co.	79,738	6,064,075

Biotechnology—3.2%
AbbVie, Inc.	33,057	7,189,567

Building products—3.2%
Trane Technologies PLC	16,792	6,997,898

Capital markets—6.0%
Blackrock, Inc.	7,231	6,954,125
Morgan Stanley	37,883	6,234,405
		13,188,530
Chemicals—4.0%
Linde PLC	17,881	8,864,684

Commercial services & supplies—1.1%
Republic Services, Inc.	11,566	2,533,185

Communications equipment—3.3%
Cisco Systems, Inc.	95,307	7,394,870

Consumer finance—2.7%
American Express Co.	19,568	5,918,929

Electric utilities—3.0%
NextEra Energy, Inc.	70,940	6,588,907

Electrical equipment—3.5%
Eaton Corp. PLC	21,673	7,751,782

Ground transportation—2.8%
Union Pacific Corp.	25,667	6,227,327

UBS US Dividend Ruler Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Health care equipment & supplies—1.8%
Abbott Laboratories	38,106	$3,912,343

Hotels, restaurants & leisure—3.1%
McDonald's Corp.	21,857	6,792,937

Industrial REITs—3.5%
Prologis, Inc.	59,323	7,841,314

Insurance—3.5%
Chubb Ltd.	14,928	4,865,483
Marsh & McLennan Cos., Inc.	16,759	2,906,849
		7,772,332
Oil, gas & consumable fuels—2.2%
Exxon Mobil Corp.	28,847	4,894,182

Pharmaceuticals—3.7%
Johnson & Johnson	33,374	8,157,941

Professional services—1.3%
Automatic Data Processing, Inc.	14,415	2,928,840

Semiconductors & semiconductor equipment—18.2%
Analog Devices, Inc.	27,271	8,675,996
Broadcom, Inc.	47,755	14,780,650
Taiwan Semiconductor Manufacturing Co.Ltd., ADR	33,097	11,185,131
Texas Instruments, Inc.	29,418	5,711,211
		40,352,988
Software—10.8%
Microsoft Corp.	48,922	18,109,456
Oracle Corp.	39,216	5,769,066
		23,878,522
Specialty retail—6.6%
Home Depot, Inc.	21,388	7,034,300

UBS US Dividend Ruler Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Specialty retail—(continued)
TJX Cos., Inc.	47,829	$7,638,291
		14,672,591
Total common stocks (cost—$182,152,429)		219,596,798

Short-term investments—0.9%
Investment companies—0.9%
State Street Institutional U.S. Government Money Market Fund, 3.602%[1] (cost—$1,866,521)	1,866,521	1,866,521
Total investments—99.9% (cost—$184,018,950)		221,463,319
Other assets in excess of liabilities—0.1%		267,024
Net assets—100.0%		$221,730,343

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$219,596,798	$—	$—	$219,596,798
Short-term investments	1,866,521	—	—	1,866,521
Total	$221,463,319	$—	$—	$221,463,319

For the period ended March 31, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

1	Rate shown reflects yield at March 31, 2026.

UBS US Quality Growth At Reasonable Price Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—98.4%
Aerospace & defense—1.1%
TransDigm Group, Inc.	2,631	$3,049,224

Broadline retail—5.5%
Amazon.com, Inc.*	72,684	15,137,897

Capital markets—3.5%
Intercontinental Exchange, Inc.	25,320	3,982,330
S&P Global, Inc.	13,029	5,541,755
		9,524,085
Chemicals—2.8%
Linde PLC	10,150	5,031,964
Sherwin-Williams Co.	7,908	2,534,909
		7,566,873
Communications equipment—1.6%
Arista Networks, Inc.*	35,973	4,416,765

Electronic equipment, instruments & components—1.6%
Amphenol Corp., Class A	34,001	4,296,026

Entertainment—3.0%
Netflix, Inc.*	85,503	8,221,113

Financial services—5.5%
Mastercard, Inc., Class A	13,272	6,631,487
Visa, Inc., Class A	28,065	8,482,366
		15,113,853
Health care equipment & supplies—4.7%
Boston Scientific Corp.*	78,643	4,934,848
Intuitive Surgical, Inc.*	8,882	4,094,513
Stryker Corp.	11,869	3,900,035
		12,929,396
Insurance—1.1%
Progressive Corp.	15,069	2,987,279

UBS US Quality Growth At Reasonable Price Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Interactive media & services—10.3%
Alphabet, Inc., Class A	54,872	$15,778,992
Meta Platforms, Inc., Class A	21,898	12,528,503
		28,307,495
Machinery—1.8%
Parker-Hannifin Corp.	5,621	5,032,144

Pharmaceuticals—4.6%
Eli Lilly & Co.	13,697	12,598,090

Semiconductors & semiconductor equipment—24.3%
Applied Materials, Inc.	10,152	3,469,852
Broadcom, Inc.	44,844	13,879,666
NVIDIA Corp.	226,632	39,524,621
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	28,706	9,701,193
		66,575,332
Software—14.4%
Intuit, Inc.	10,527	4,551,664
Microsoft Corp.	71,734	26,553,775
Oracle Corp.	15,867	2,334,194
Palo Alto Networks, Inc.*	36,924	5,919,656
		39,359,289
Specialty retail—4.2%
O'Reilly Automotive, Inc.*	50,391	4,651,593
TJX Cos., Inc.	43,439	6,937,209
		11,588,802

UBS US Quality Growth At Reasonable Price Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Technology hardware, storage & peripherals—8.4%
Apple, Inc.	90,951	$23,082,454
Total common stocks (cost—$222,632,396)		269,786,117

Short-term investments—1.6%
Investment companies—1.6%
State Street Institutional U.S. Government Money Market Fund, 3.602%[1] (cost—$4,339,737)	4,339,737	4,339,737
Total investments—100.0% (cost—$226,972,133)		274,125,854
Liabilities in excess of other assets—(0.0)%†		(77,432)
Net assets—100.0%		$274,048,422

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$269,786,117	$—	$—	$269,786,117
Short-term investments	4,339,737	—	—	4,339,737
Total	$274,125,854	$—	$—	$274,125,854

For the period ended March 31, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

† Amount represents less than 0.05% or (0.05)%.

*	Non–income producing security.
1	Rate shown reflects yield at March 31, 2026.

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Face amount	Value
Non-U.S. government agency obligations—99.1%
Supranationals—99.1%
African Development Bank
3.625%, due 03/03/31	$300,000	$294,919
4.000%, due 03/18/30	500,000	501,350
4.125%, due 01/22/36	650,000	636,940
4.500%, due 06/12/35	2,150,000	2,174,616
Asian Development Bank
1.750%, due 09/19/29	100,000	93,198
3.125%, due 04/27/32	100,000	94,819
3.875%, due 09/28/32	400,000	394,058
3.875%, due 06/14/33	350,000	343,163
4.000%, due 01/12/33	300,000	297,187
4.125%, due 01/12/34	800,000	794,311
4.250%, due 01/14/36	700,000	695,065
4.375%, due 03/22/35	1,000,000	1,005,938
Asian Infrastructure Investment Bank
3.750%, due 09/14/27	300,000	299,676
4.000%, due 01/18/28	500,000	501,400
4.125%, due 01/18/29	1,100,000	1,107,821
4.250%, due 03/13/34	1,000,000	999,610
4.500%, due 01/16/30	500,000	510,675
Council of Europe Development Bank
0.875%, due 09/22/26[1]	700,000	690,320
4.125%, due 01/24/29	200,000	201,366
European Bank for Reconstruction & Development
4.125%, due 01/25/29	500,000	503,580
4.250%, due 03/13/34	2,600,000	2,598,423
4.375%, due 03/09/28	550,000	555,644
European Investment Bank
1.250%, due 02/14/31	400,000	352,524
3.750%, due 02/14/33	2,200,000	2,146,928
3.875%, due 10/15/30	200,000	199,536
4.625%, due 02/12/35	600,000	614,609

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Face amount	Value
Non-U.S. government agency obligations—(continued)
Supranationals—(continued)
Inter-American Development Bank
1.125%, due 07/20/28	$400,000	$376,430
1.125%, due 01/13/31	2,400,000	2,106,196
2.250%, due 06/18/29	1,450,000	1,380,234
3.125%, due 09/18/28	450,000	442,679
3.500%, due 09/14/29	1,300,000	1,284,175
3.500%, due 04/12/33	1,650,000	1,577,250
3.625%, due 09/17/31	700,000	685,926
3.750%, due 06/14/30	900,000	894,181
4.125%, due 02/15/29	1,300,000	1,309,962
4.125%, due 01/23/36	2,100,000	2,059,122
4.375%, due 07/17/34	1,600,000	1,611,365
4.375%, due 07/16/35	2,700,000	2,708,201
4.500%, due 02/15/30	1,100,000	1,123,536
4.500%, due 09/13/33	1,300,000	1,323,202
Inter-American Investment Corp.
3.625%, due 11/20/28	500,000	496,545
4.125%, due 02/15/28	400,000	401,661
4.250%, due 02/14/29	500,000	504,399
4.250%, due 04/01/30	800,000	806,337
International Bank for Reconstruction & Development
0.750%, due 08/26/30	1,000,000	872,473
0.875%, due 05/14/30	300,000	265,626
1.250%, due 02/10/31	1,550,000	1,365,681
1.625%, due 11/03/31	1,800,000	1,584,372
2.500%, due 03/29/32	1,700,000	1,559,328
3.500%, due 10/28/30	200,000	196,363
3.875%, due 08/28/34	1,950,000	1,896,365
4.000%, due 07/25/30	650,000	651,706
4.000%, due 01/10/31	350,000	350,562
4.000%, due 05/06/32	2,400,000	2,390,471
4.375%, due 08/27/35	2,575,000	2,583,912
4.500%, due 04/10/31	150,000	153,537
4.625%, due 01/15/32	3,300,000	3,396,059
4.750%, due 11/14/33	1,400,000	1,448,195
International Development Association
0.750%, due 06/10/27[2]	400,000	385,437
1.000%, due 12/03/30[2]	1,750,000	1,527,510
3.750%, due 09/12/31[2]	700,000	688,905
4.000%, due 06/11/30[2]	400,000	400,664
4.500%, due 02/12/35[2]	700,000	708,217

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Face amount	Value
Non-U.S. government agency obligations—(continued)
Supranationals—(continued)
International Finance Corp.
0.750%, due 08/27/30	$950,000	$828,273
3.875%, due 07/02/30	400,000	399,185
4.250%, due 07/02/29	500,000	505,705
4.375%, due 01/15/27	200,000	200,792
4.500%, due 01/21/28	1,600,000	1,618,655
4.500%, due 07/13/28	100,000	101,466
Isdb Trust Services No. 2 SARL
4.246%, due 06/25/30[2]	600,000	602,076
4.598%, due 03/14/28[2]	1,650,000	1,667,275
4.754%, due 05/15/29[2]	1,100,000	1,121,670
Kreditanstalt fuer Wiederaufbau
4.125%, due 07/15/33	500,000	498,499
4.625%, due 03/18/30	1,800,000	1,848,347
4.750%, due 10/29/30	700,000	723,647
Nordic Investment Bank
3.375%, due 09/08/27	1,400,000	1,390,264
3.750%, due 05/09/30	1,000,000	992,780
4.375%, due 03/14/28	1,000,000	1,010,175

Total non-U.S. government agency obligations (cost $75,975,910)		75,633,269

UBS Sustainable Development Bank Bond Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Number of shares	Value
Short-term investments—0.5%
Investment companies—0.5%
State Street Institutional U.S. Government Money Market Fund, 3.602%[3] (cost—$377,796)	377,796	$377,796

Investment of cash collateral from securities loaned—0.9%
Money market funds—0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.763%[3] (cost—$705,250)	705,250	705,250
Total investments—100.5% (cost—$77,058,956)[4]		76,716,315
Liabilities in excess of other assets—(0.5)%		(385,324)
Net assets—100.0%		$76,330,991

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Non-U.S. government agency obligations	$—	$75,633,269	$—	$75,633,269
Short-term investments	377,796	—	—	377,796
Investment of cash collateral from securities loaned	705,250	—	—	705,250
Total	$1,083,046	$75,633,269	$—	$76,716,315

For the period ended March 31, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

1	Security, or portion thereof, was on loan at the period end.

2	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
3	Rate shown reflects yield at March 31, 2026.
4	Includes $690,453 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $705,250 and non-cash collateral of $0.

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Face amount[1]	Value
Asset-backed securities—17.0%
Cayman Islands—2.7%
CIFC Funding Ltd.,
Series 2025-1A, Class C,
3 mo. USD Term SOFR + 1.700%,
5.371%, due 04/23/38[2,3]	500,000	$500,277
Elmwood CLO 22 Ltd.,
Series 2023-1A, Class D1R,
3 mo. USD Term SOFR + 2.800%,
6.468%, due 04/17/38[2,3]	250,000	249,656
LCM 42 Ltd.,
Series 42A, Class B,
3 mo. USD Term SOFR + 1.800%,
5.472%, due 01/15/38[2,3]	500,000	499,684
OCP CLO Ltd.,
Series 2022-25A, Class A1R,
3 mo. USD Term SOFR + 1.420%,
5.088%, due 07/20/37[2,3]	500,000	500,096
Octagon Investment Partners 48 Ltd.,
Series 2020-3A, Class CR2,
3 mo. USD Term SOFR + 2.000%,
5.672%, due 01/15/39[2,3]	500,000	500,338
OHA Credit Partners XV Ltd.,
Series 2017-15A, Class D2R,
3 mo. USD Term SOFR + 4.500%,
8.168%, due 04/20/37[2,3]	250,000	249,430
Sixth Street CLO XVIII Ltd.,
Series 2021-18A, Class D1R,
3 mo. USD Term SOFR + 2.700%,
6.368%, due 10/17/38[2,3]	500,000	489,400
		2,988,881

Jersey—1.6%
AGL CLO 25 Ltd.,
Series 2023-25A, Class D1R,
3 mo. USD Term SOFR + 2.900%,
6.570%, due 07/21/38[2,3]	250,000	243,765
ARES LXVII CLO Ltd.,
Series 2022-67A, Class CR,
3 mo. USD Term SOFR + 1.700%,
5.368%, due 01/25/38[2,3]	500,000	494,770
Dryden 108 CLO Ltd.,
Series 2022-108A, Class A1R,
3 mo. USD Term SOFR + 1.360%,
5.028%, due 07/18/37[2,3]	500,000	500,002
Venture 46 CLO Ltd.,
Series 2022-46A, Class A1R,
3 mo. USD Term SOFR + 1.450%,
5.118%, due 10/20/37[2,3]	500,000	498,197
		1,736,734

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Face amount[1]	Value
Asset-backed securities—(continued)
United States—12.7%
CarMax Auto Owner Trust,
Series 2025-3, Class B,
4.680%, due 03/17/31	500,000	$503,606
Enterprise Fleet Financing LLC,
Series 2025-4, Class A4,
4.280%, due 06/20/32[2]	579,000	575,180
Exeter Automobile Receivables Trust
Series 2023-2A, Class D,
6.320%, due 08/15/29	700,000	711,251
Series 2024-5A, Class B,
4.480%, due 04/16/29	325,434	325,797
First National Master Notes Trust,
Series 2025-1, Class A,
4.850%, due 02/15/30	500,000	506,186
Ford Credit Auto Owner Trust
Series 2023-2, Class B,
5.920%, due 02/15/36[2]	800,000	825,027
Series 2024-C, Class B,
4.400%, due 08/15/30	150,000	150,536
Ford Credit Floorplan Master Owner Trust A,
Series 2025-2, Class B,
4.330%, due 09/15/30	697,000	692,798
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class C,
5.320%, due 10/16/28	400,000	402,634
Series 2024-2, Class C,
5.430%, due 12/17/29	430,000	436,224
GMF Floorplan Owner Revolving Trust,
Series 2024-3A, Class B,
4.920%, due 11/15/28[2]	250,000	250,917
GreatAmerica Leasing Receivables Funding LLC
Series 2024-1, Class C,
5.430%, due 12/15/31[2]	330,000	334,931
Series 2024-2, Class C,
5.280%, due 05/17/32[2]	550,000	558,087
HPEFS Equipment Trust
Series 2024-1A, Class B,
5.180%, due 05/20/31[2]	500,000	500,777
Series 2024-1A, Class C,
5.330%, due 05/20/31[2]	100,000	100,340
Series 2024-2A, Class D,
5.820%, due 04/20/32[2]	250,000	253,207
Series 2025-1A, Class D,
4.990%, due 03/21/33[2]	150,000	150,345
Hyundai Auto Receivables Trust,
Series 2025-B, Class C,
4.920%, due 07/15/32	500,000	503,842

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Face amount[1]	Value
Asset-backed securities—(continued)
United States—(continued)
NextGear Floorplan Master Owner Trust,
Series 2024-2A, Class A2,
4.420%, due 09/15/29[2]	975,000	$975,573
Nissan Auto Lease Trust
Series 2025-A, Class C,
5.110%, due 06/15/29	500,000	502,824
Series 2026-A, Class C,
4.290%, due 06/17/30	500,000	494,000
Santander Drive Auto Receivables Trust
Series 2024-1, Class C,
5.450%, due 03/15/30	500,000	504,506
Series 2024-4, Class B,
4.930%, due 09/17/29	500,000	502,916
Series 2025-1, Class C,
5.040%, due 03/17/31	400,000	403,636
Series 2025-3, Class C,
4.680%, due 09/15/31	150,000	150,214
Series 2026-1, Class C,
4.260%, due 04/15/32	500,000	493,500
SCF Equipment Leasing LLC,
Series 2025-2A, Class A3,
4.330%, due 06/20/36[2]	500,000	497,529
Verizon Master Trust
Series 2023-3, Class B,
4.880%, due 04/21/31[2]	500,000	504,565
Series 2024-5, Class C,
5.490%, due 06/21/32[2]	700,000	718,666
Series 2025-1, Class B,
4.940%, due 01/21/31	500,000	505,186
		14,034,800
Total asset-backed securities (cost—$18,878,010)		18,760,415

Corporate bonds—63.7%
Belgium—0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900%, due 02/01/46	265,000	238,811

Brazil—0.7%
Minerva Luxembourg SA
4.375%, due 03/18/31[4]	600,000	543,930
Petrobras Global Finance BV
7.375%, due 01/17/27	200,000	203,172
		747,102
Canada—2.0%
Canadian Pacific Railway Co.
3.100%, due 12/02/51	750,000	489,753

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Canada—(continued)
Gildan Activewear, Inc.
5.400%, due 10/07/35[2]		1,500,000	$1,462,323
NOVA Chemicals Corp.
5.250%, due 06/01/27[2]		250,000	249,619
			2,201,695
Chile—0.6%
Latam Airlines Group SA
7.875%, due 04/15/30[4]		700,000	705,460

China—0.0%†
Agile Group Holdings Ltd.
5.750%, due 01/02/25[4,5]		200,000	7,750

Czech Republic—0.4%
Czechoslovak Group AS
5.250%, due 01/10/31[4]	EUR	400,000	473,610

Ireland—1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, due 10/29/28		550,000	529,421
4.750%, due 01/15/33		800,000	777,568
			1,306,989
Mexico—1.0%
Grupo Aeromexico SAB de CV
8.250%, due 11/15/29[4]		450,000	433,260
Petroleos Mexicanos
6.700%, due 02/16/32		650,000	636,187
			1,069,447
Netherlands—0.2%
LYB Finance Co. BV
8.100%, due 03/15/27[2]		150,000	155,062
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875%, due 06/18/26		65,000	64,946
			220,008
Peru—0.5%
Banco de Credito del Peru SA
(fixed, converts to FRN on 09/30/26),
3.250%, due 09/30/31[3,4]		500,000	492,983

Qatar—0.4%
QNB Finance Ltd.
2.750%, due 02/12/27[4]		450,000	441,243

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Saudi Arabia—0.5%
Saudi Arabian Oil Co.
4.375%, due 04/16/49[2]		700,000	$546,504

South Africa—0.4%
Anglo American Capital PLC
5.000%, due 03/15/31[4]	EUR	400,000	483,210

United Arab Emirates—0.4%
MDGH GMTN RSC Ltd.
5.500%, due 04/28/33[4]		440,000	445,377

United Kingdom—1.9%
Barclays PLC
4.836%, due 05/09/28		200,000	200,019
(fixed, converts to FRN on 09/13/33),
6.692%, due 09/13/34[3]		900,000	972,524
HSBC Holdings PLC
6.500%, due 09/15/37		800,000	854,146
			2,026,689
United States—53.3%
AbbVie, Inc.
4.500%, due 05/14/35		200,000	193,418
AEP Texas, Inc.
Series E, 6.650%, due 02/15/33		50,000	54,193
Series G, 4.150%, due 05/01/49		50,000	37,768
Allegiant Travel Co.
7.250%, due 08/15/27[2]		431,000	431,410
Allegion U.S. Holding Co., Inc.
5.600%, due 05/29/34		300,000	306,170
Allison Transmission, Inc.
4.750%, due 10/01/27[2]		250,000	248,450
Ally Financial, Inc.
(fixed, converts to FRN on 01/03/29),
6.848%, due 01/03/30[3]		1,750,000	1,825,297
ARES Strategic Income Fund
6.200%, due 03/21/32		1,000,000	980,108
Arthur J Gallagher & Co.
5.000%, due 02/15/32		250,000	250,595
ASGN, Inc.
4.625%, due 05/15/28[2]		600,000	580,853
AT&T, Inc.
3.800%, due 12/01/57		58,000	39,166
4.300%, due 02/15/30		300,000	298,097
4.500%, due 05/15/35		1,500,000	1,421,795
Avantor Funding, Inc.
4.625%, due 07/15/28[2]		275,000	268,404

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Aviation Capital Group LLC
5.125%, due 04/10/30[2]	200,000	$201,042
Avient Corp.
6.250%, due 11/01/31[2]	200,000	201,397
Bank of America Corp.
6.110%, due 01/29/37	425,000	445,703
Series FF, (fixed, converts to FRN on 03/15/28),
5.875%, due 03/15/28[3,6,7]	600,000	600,513
Series RR, (fixed, converts to FRN on 01/27/27),
4.375%, due 01/27/27[3,7]	520,000	513,687
Block, Inc.
3.500%, due 06/01/31	420,000	381,925
Blue Owl Technology Finance Corp.
6.125%, due 01/23/31[6]	450,000	424,431
6.750%, due 04/04/29[6]	1,000,000	984,095
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.000%, due 07/15/29[2]	350,000	361,575
Boeing Co.
6.528%, due 05/01/34	550,000	599,138
Booz Allen Hamilton, Inc.
5.950%, due 04/15/35	800,000	806,523
Brink's Co.
6.500%, due 06/15/29[2]	400,000	406,192
Broadcom, Inc.
3.137%, due 11/15/35[2]	1,300,000	1,104,462
Capital One Financial Corp.
3.750%, due 07/28/26	300,000	299,307
(fixed, converts to FRN on 10/30/30),
7.624%, due 10/30/31[3]	1,000,000	1,104,497
Series M, (fixed, converts to FRN on 09/01/26),
3.950%, due 09/01/26[3,6,7]	600,000	591,336
Carrier Global Corp.
2.722%, due 02/15/30	250,000	233,479
3.577%, due 04/05/50	200,000	142,939
Celanese U.S. Holdings LLC
7.379%, due 07/15/32	650,000	678,440

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Centene Corp.
2.500%, due 03/01/31	1,075,000	$902,090
CenterPoint Energy Houston Electric LLC
Series AF, 3.350%, due 04/01/51	750,000	512,124
CF Industries, Inc.
5.150%, due 03/15/34	600,000	596,252
Charter Communications Operating LLC/Charter Communications Operating Capital
4.200%, due 03/15/28	350,000	346,943
6.384%, due 10/23/35	950,000	964,709
Citigroup, Inc.
6.625%, due 06/15/32	400,000	434,696
6.675%, due 09/13/43	140,000	149,690
Series AA, (fixed, converts to FRN on 11/15/28),
7.625%, due 11/15/28[3,7]	600,000	620,495
Comcast Corp.
2.887%, due 11/01/51	64,000	36,996
2.937%, due 11/01/56	67,000	37,116
3.969%, due 11/01/47	38,000	27,962
Commercial Metals Co.
5.750%, due 11/15/33[2]	400,000	395,795
Concentrix Corp.
6.850%, due 08/02/33[6]	900,000	834,489
ConocoPhillips Co.
3.758%, due 03/15/42	100,000	80,494
Continental Resources, Inc.
4.375%, due 01/15/28	550,000	546,273
Duke Energy Ohio, Inc.
4.300%, due 02/01/49	50,000	39,940
Energizer Holdings, Inc.
4.375%, due 03/31/29[2]	800,000	761,211
Energy Transfer LP
5.400%, due 10/01/47	200,000	177,720
EQT Corp.
3.900%, due 10/01/27	108,000	106,684
Exelon Corp.
4.450%, due 04/15/46	1,750,000	1,435,819
Expedia Group, Inc.
3.800%, due 02/15/28	250,000	246,619
Extra Space Storage LP
5.400%, due 02/01/34	1,450,000	1,461,893
FedEx Corp.
4.550%, due 04/01/46	100,000	83,290

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Ford Motor Credit Co. LLC
5.730%, due 09/05/30	1,500,000	$1,498,486
Freeport-McMoRan, Inc.
5.400%, due 11/14/34	400,000	405,869
FTAI Aviation Investors LLC
5.500%, due 05/01/28[2]	325,000	324,885
GE Capital International Funding Co. Unlimited Co.
4.418%, due 11/15/35	550,000	527,380
General Electric Co.
4.350%, due 05/01/50	200,000	167,839
General Motors Co.
6.600%, due 04/01/36	1,350,000	1,435,530
Global Payments, Inc.
5.400%, due 08/15/32[6]	1,400,000	1,388,409
Goldman Sachs Group, Inc.
5.150%, due 05/22/45	380,000	339,834
Series X, (fixed, converts to FRN on 05/10/29),
7.500%, due 05/10/29[3,7]	600,000	628,584
Goodyear Tire & Rubber Co.
5.000%, due 07/15/29	700,000	662,418
HCA, Inc.
5.500%, due 06/01/33	950,000	968,945
Jane Street Group/JSG Finance, Inc.
6.750%, due 05/01/33[2]	250,000	253,642
7.125%, due 04/30/31[2]	650,000	668,171
JetBlue Airways Corp./JetBlue Loyalty LP
9.875%, due 09/20/31[2,6]	200,000	189,012
Jones Lang LaSalle, Inc.
6.875%, due 12/01/28	250,000	263,944
JPMorgan Chase & Co. (fixed, converts to FRN on 01/23/28),
3.509%, due 01/23/29[3]	300,000	295,152
Series NN, (fixed, converts to FRN on 06/01/29),
6.875%, due 06/01/29[3,7]	650,000	674,375

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
KB Home
7.250%, due 07/15/30	200,000	$203,721
Kinder Morgan, Inc.
4.300%, due 03/01/28	150,000	149,809
5.550%, due 06/01/45	900,000	858,443
Kroger Co.
6.900%, due 04/15/38	1,300,000	1,472,544
Liberty Mutual Group, Inc.
4.569%, due 02/01/29[2]	655,000	651,637
LYB International Finance BV
4.875%, due 03/15/44	50,000	41,049
Marathon Petroleum Corp.
4.750%, due 09/15/44	170,000	144,535
Masco Corp.
1.500%, due 02/15/28	400,000	378,553
Meritage Homes Corp.
3.875%, due 04/15/29[2]	250,000	243,297
MetLife, Inc.
6.400%, due 12/15/36	1,660,000	1,694,923
Morgan Stanley
4.300%, due 01/27/45	250,000	206,721
4.350%, due 09/08/26	140,000	140,015
(fixed, converts to FRN on 10/18/32),
6.342%, due 10/18/33[3]	750,000	802,480
Navient Corp.
6.750%, due 06/15/26	450,000	451,067
NCR Voyix Corp.
5.000%, due 10/01/28[2]	150,000	144,529
Occidental Petroleum Corp.
6.450%, due 09/15/36	500,000	534,250
Olin Corp.
5.000%, due 02/01/30	650,000	622,626
OneMain Finance Corp.
3.500%, due 01/15/27	200,000	196,223
6.750%, due 03/15/32	400,000	388,095
Oracle Corp.
2.300%, due 03/25/28	100,000	95,256
4.000%, due 11/15/47	1,700,000	1,125,050
Phinia, Inc.
6.750%, due 04/15/29[2]	300,000	305,416
Plains All American Pipeline LP/PAA Finance Corp.
4.700%, due 06/15/44	1,000,000	844,927

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
PNC Financial Services Group, Inc.
Series V, (fixed, converts to FRN on 09/15/27),
6.200%, due 09/15/27[3,7]	600,000	$601,332
Regal Rexnord Corp.
6.300%, due 02/15/30	900,000	942,995
Reworld Holding Corp.
4.875%, due 12/01/29[2]	150,000	140,619
Rocket Cos., Inc.
6.125%, due 08/01/30[2]	500,000	504,614
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.875%, due 10/15/26[2]	300,000	296,755
Royal Caribbean Cruises Ltd.
5.250%, due 02/27/38	1,000,000	951,315
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27	100,000	100,187
Sabre GLBL, Inc.
10.750%, due 11/15/29[2]	14,000	11,959
10.750%, due 03/15/30[2]	55,000	46,227
Science Applications International Corp.
4.875%, due 04/01/28[2]	500,000	492,063
SM Energy Co.
8.375%, due 07/01/28[2]	400,000	411,009
Smyrna Ready Mix Concrete LLC
6.000%, due 11/01/28[2]	400,000	396,983
Solventum Corp.
5.600%, due 03/23/34	200,000	204,462
T-Mobile USA, Inc.
5.150%, due 04/15/34	1,000,000	1,007,321
United Airlines, Inc.
4.625%, due 04/15/29[2]	600,000	588,674
United Rentals North America, Inc.
4.875%, due 01/15/28	100,000	99,566
VICI Properties LP
4.950%, due 02/15/30	400,000	399,360
VICI Properties LP/VICI Note Co., Inc.
4.250%, due 12/01/26[2]	200,000	199,453

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Wayfair LLC
7.250%, due 10/31/29[2]	400,000	$408,314
Wells Fargo & Co.
(fixed, converts to FRN on 09/15/28),
7.625%, due 09/15/28[3,7]	580,000	609,280
		58,615,834
Total corporate bonds (cost—$71,420,020)		70,022,712

Mortgage-backed securities—1.6%
United States—1.6%
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF3, Class B,
2.511%, due 10/15/54[2]	150,000	128,680
BBCMS Mortgage Trust, Series 2015-SRCH, Class B,
4.498%, due 08/10/35[2]	135,000	128,329
BX Mortgage Trust, Series 2021-PAC, Class D,
1 mo. USD Term SOFR + 1.413%,
5.086%, due 10/15/36[2,3]	175,000	174,125
BX Trust, Series 2021-LGCY, Class D,
1 mo. USD Term SOFR + 1.416%,
5.090%, due 10/15/36[2,3]	400,000	399,625
CENT, Series 2025-CITY, Class A,
4.920%, due 07/10/40[2,3]	400,000	402,869
FREMF Mortgage Trust, Series 2017-K64, Class B,
4.003%, due 05/25/50[2,3]	50,000	49,601

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Face amount[1]		Value
Mortgage-backed securities—(continued)
United States—(continued)
INTOWN Mortgage Trust, Series 2025-STAY, Class B,
1 mo. USD Term SOFR + 1.750%,
5.423%, due 03/15/42[2,3]		500,000	$499,062
Total mortgage-backed securities (cost—$1,815,143)			1,782,291

Non-U.S. government agency obligations—14.4%
Argentina—0.1%
Argentina Republic Government International Bonds,
Multiple Steps Up Thereafter (4.750% - 5.000%),
4.125%, due 07/09/35		250,000	180,750

Azerbaijan—0.5%
Republic of Azerbaijan International Bonds
3.500%, due 09/01/32[4]		600,000	549,671

Brazil—2.9%
Brazil Notas do Tesouro Nacional
10.000%, due 01/01/35	BRL	12,735,000	1,999,306
10.000%, due 01/01/37	BRL	7,760,000	1,187,273
			3,186,579
Chile—0.6%
Chile Government International Bonds
2.450%, due 01/31/31		750,000	685,770

Colombia—1.7%
Colombia Government International Bonds
3.250%, due 04/22/32		1,000,000	834,000

Colombia TES
6.250%, due 07/09/36	COP	6,060,000,000	1,042,332
			1,876,332
Egypt—0.8%
Egypt Government International Bonds
7.500%, due 01/31/27[4]		850,000	853,374

El Salvador—0.3%
El Salvador Government International Bonds
7.650%, due 06/15/35[4]		300,000	293,700

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Face amount[1]		Value
Non-U.S. government agency obligations—(continued)
Guatemala—0.7%
Guatemala Government Bonds
3.700%, due 10/07/33[4]		850,000	$741,200

Hungary—0.6%
Hungary Government International Bonds
7.625%, due 03/29/41		620,000	701,654

Mexico—2.7%
Mexico Bonos
7.750%, due 11/13/42	MXN	33,220,000	1,538,378
8.000%, due 02/21/36	MXN	19,215,000	980,612
Mexico Government International Bonds
6.750%, due 09/27/34		400,000	424,600
			2,943,590
Pakistan—0.3%
Pakistan Government International Bonds
8.875%, due 04/08/51[4]		400,000	355,372

Paraguay—0.4%
Paraguay Government International Bonds
6.000%, due 02/09/36[4]		400,000	415,600

Peru—0.4%
Peru Government International Bonds
2.783%, due 01/23/31		500,000	456,488

Poland—0.5%
Republic of Poland Government International Bonds
5.750%, due 11/16/32		500,000	525,670

Romania—0.8%
Romania Government International Bonds
6.375%, due 01/30/34[4]		850,000	844,900

Serbia—0.8%
Serbia International Bonds
6.000%, due 06/12/34[4]		850,000	850,000

Sri Lanka—0.1%
Sri Lanka Government International Bonds,
Multiple Steps Up Thereafter (3.850% - 9.500%),
3.600%, due 05/15/36[4]		200,000	176,750

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2026 (unaudited)

	Face amount[1]	Value
Non-U.S. government agency obligations—(continued)
Supranationals—0.2%
Africa Finance Corp.
4.375%, due 04/17/26[4]	200,000	$199,580
Total non-U.S. government agency obligations (cost—$16,046,425)		15,836,980

U.S. government agency obligations—16.3%
Government National Mortgage Association, TBA
4.000%	1,925,000	1,801,611
4.500%	2,700,000	2,605,854
Uniform Mortgage-Backed Security, TBA
4.000%	400,000	377,282
4.500%	3,775,000	3,640,082
5.000%	4,775,000	4,707,577
5.500%	4,750,000	4,771,232
Total U.S. government agency obligations (cost—$18,055,038)		17,903,638

	Number of shares
Short-term investments—0.5%
Investment companies—0.5%
State Street Institutional U.S. Government Money Market Fund, 3.602%[8] (cost—$542,574)	542,574	542,574

Investment of cash collateral from securities loaned—3.5%
Money market funds—3.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.763%[8] (cost—$3,847,928)	3,847,928	3,847,928
Total investments—117.0% (cost—$130,605,138)[9]		128,696,538
Liabilities in excess of other assets—(17.0)%		(18,725,295)
Net assets—100.0%		$109,971,243

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2026 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Interest rate futures buy contracts:
48	AUD	Australian Bond 10 Year Futures	June 2026	$3,632,807	$3,568,547	$(64,260)
U.S. Treasury futures buy contracts:
50	USD	U.S. Treasury Note 2 Year Futures	June 2026	$10,387,183	$10,372,266	$(14,917)
67	USD	U.S. Treasury Note 5 Year Futures	June 2026	7,232,899	7,248,039	15,140
74	USD	U.S. Treasury Note 10 Year Futures	June 2026	8,214,869	8,217,469	2,600
31	USD	U.S. Treasury Note 10 Year Futures	June 2026	3,533,718	3,518,984	(14,734)
Total				$33,001,476	$32,925,305	$(76,171)
Interest rate futures sell contracts:
8	EUR	EURO Bobl 5 Year Future	June 2026	$(1,066,989)	$(1,067,358)	$(369)
28	EUR	Euro Bund 10 Year Futures	June 2026	(4,111,320)	(4,058,098)	53,222
2	JPY	Japan Government Bond 10 Year Futures	June 2026	(1,651,933)	(1,642,166)	9,767
U.S. Treasury futures sell contracts:
9	USD	U.S. Long Bond Futures	June 2026	$(1,011,656)	$(1,024,875)	$(13,219)
Total				$(7,841,898)	$(7,792,497)	$49,401
Net unrealized appreciation (depreciation)						$(26,770)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[10]	Payments received by the portfolio[10]	Value	Unrealized appreciation (depreciation)
GBP	20,000	03/19/28	Annual	4.272%	1 day GBP SONIA	$38,373	$38,766
Total						$38,373	$38,766

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
CITI	EUR	1,010,000	USD	1,173,727	04/13/26	$5,714
CITI	USD	1,038,514	ARS	1,510,000,000	04/13/26	47,896
CITI	USD	1,719,207	COP	6,600,000,000	04/13/26	74,126
CITI	USD	1,015,625	EGP	52,000,000	04/14/26	(74,895)
GSI	AUD	260,000	USD	186,185	04/13/26	6,823
JPMCB	USD	1,067,435	TRY	48,500,000	04/13/26	9,937
MSCI	USD	1,676,274	CLP	1,550,000,000	04/13/26	(2,506)
Net unrealized appreciation (depreciation)						$67,095

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

UBS Multi Income Bond Fund

Portfolio of investments – March 31, 2026 (unaudited)

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$18,760,415	$—	$18,760,415
Corporate bonds	—	70,022,712	—	70,022,712
Mortgage-backed securities	—	1,782,291	—	1,782,291
Non-U.S. government agency obligations	—	15,836,980	—	15,836,980
U.S. government agency obligations	—	17,903,638	—	17,903,638
Short-term investments	542,574	—	—	542,574
Investment of cash collateral from securities loaned	3,847,928	—	—	3,847,928
Futures contracts	80,729	—	—	80,729
Swap agreements	—	38,373	—	38,373
Forward foreign currency contracts	—	144,496	—	144,496
Total	$4,471,231	$124,488,905	$—	$128,960,136

Liabilities
Futures contracts	$(107,499)	$—	$—	$(107,499)
Forward foreign currency contracts	—	(77,401)	—	(77,401)
Total	$(107,499)	$(77,401)	$—	$(184,900)

For the period ended March 31, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
1	In U.S. dollars unless otherwise indicated.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $26,404,608, represented 24.0% of the Fund’s net assets at period end.
3	Floating or variable rate securities. The rates disclosed are as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
4	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
5	Bond interest in default.
6	Security, or portion thereof, was on loan at the period end.
7	Perpetual investment. Date shown reflects the next call date.
8	Rate shown reflects yield at March 31, 2026.
9	Includes $3,781,546 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $3,847,928 and non-cash collateral of $0.
10	Payments made or received are based on the notional amount.

The UBS Funds

Glossary of terms used in the Portfolio of investments

March 31, 2026 (unaudited)

Portfolio acronyms:

ABS	Asset-backed Security
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
AID	Anticipation Certificates of Indebtedness
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
ARM	Adjustable Rate Mortgage
BAM	Build America Mutual
BBSW	Bank Bill Swap Rate
BOBL	Bundesobligationen
CDO	Collateralized Debt Obligation
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
COFI	Cost of Funds Index
COP	Certificate of Participation
CPI	Consumer Price Index
DAC	Designated Activity Company
DIP	Debtor-in-possession
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
GO	General Obligation
GSAMP	Goldman Sachs Asset Mortgage Passthrough
GTD	Guaranteed
IO	Interest Only
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MGIC	Mortgage Guaranty Insurance Corporation
MTA	Monthly Treasury Average Index
NVDR	Non-Voting Depository Receipt
OAT	Obligation Assimilables du Trésor (French Government Bonds)
OBFR	Overnight Bank Funding Rate
OTC	Over The Counter
PJSC	Private Joint Stock Company
PO	Principal Only
PSF	Permanent School Fund
RASC	Retirement Administration Service Center
RBA IOCR	RBA Interbank Overnight Cash Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RPI	Retail Price Index
SBA	Small Business Administration
SCH BD GTY	School Bond Guaranty
SIFMA	Municipal Swap Index Yield
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard and Poor’s Depository Receipts
ST APPROP	State Appropriation
STRIP	Separate Trading of Registered Interest and Principal of Securities
TBA	To-Be-Announced Security

The UBS Funds

Glossary of terms used in the Portfolio of investments

March 31, 2026 (unaudited)

TIPS	Treasury inflation protected securities
UMBS	Uniform Mortgage-Backed Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of period end and reset periodically.

Currency type abbreviations:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Counterparty acronyms:

ANZ	Australia and New Zealand Banking Group
BB	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GS	Goldman Sachs
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JPMorgan Chase Bank
MSCI	Morgan Stanley & Co. International PLC
NAT	National Westminster

The UBS Funds

Glossary of terms used in the Portfolio of investments

March 31, 2026 (unaudited)

RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland PLC
SCB	Standard Chartered Bank
SG	Societe Generale
SSB	State Street Bank and Trust Co.
TD	Toronto-Dominion Bank
WBC	Westpac Banking Corp.

See accompanying notes to financial statements.

Valuation of investments

Each Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and Good Friday. To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third-party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third party pricing services. UBS AM has the Equities, Fixed Income and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semi-annual report to shareholders dated December 31, 2025.